Financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Risks Management [Abstract]
Schedule of Sensitivity of Profit or Loss to Changes in Exchange Rates

The sensitivity of profit or loss to changes in the exchange rates in the reported periods are as follows:

EUR positions	Increase /decrease exchange rate vs CHF (2016) and USD (2017)	Effect on profit before tax (in USD ‘000)	Effect on shareholders’ equity (in USD ‘000)
2017	+5%	924	924
	-5%	(924)	(924)
2016	+5%	274	274
	-5%	(274)	(274)
GBP positions	Increase /decrease exchange rate vs CHF (2016) and USD (2017)	Effect on profit before tax (in USD ‘000)	Effect on shareholders’ equity (in USD ‘000)
2017	+5%	98	98
	-5%	(98)	(98)
2016	+5%	193	193
	-5%	(193)	(193)
CHF positions	Increase /decrease exchange rate vs USD	Effect on profit before tax (in USD ‘000)	Effect on shareholders’ equity (in USD ‘000)
2017	+5%	474	474
	-5%	(474)	(474)
USD positions	Increase /decrease exchange rate vs CHF	Effect on profit before tax (in USD ‘000)	Effect on shareholders’ equity (in USD ‘000)
2016	+5%	349	349
	-5%	(349)	(349)